Segment Reporting - Assets (Details) - USD ($) $ in Thousands	Oct. 29, 2017	Oct. 30, 2016	Oct. 25, 2015
Operating profit and other financial information
Assets	$ 6,975,908	$ 6,370,067	$ 6,139,831
Corporate
Operating profit and other financial information
Assets	817,758	698,617	705,107
Grocery Products
Operating profit and other financial information
Assets	1,445,658	1,472,316	1,214,988
Refrigerated Foods
Operating profit and other financial information
Assets	2,324,749	1,999,821	1,973,424
Jennie-O Turkey Store
Operating profit and other financial information
Assets	942,369	882,812	811,693
Specialty Foods
Operating profit and other financial information
Assets	769,496	805,597	956,945
International & Other
Operating profit and other financial information
Assets	$ 675,878	$ 510,904	$ 477,674